UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22032

Name of Fund: BlackRock International Growth and Income Trust (BGY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Growth and Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 3.0%
Anheuser-Busch InBev SA	113,446	$14,094,200
Delhaize Group	72,400	7,545,604

		21,639,804
Canada — 4.5%
Canadian Pacific Railway Ltd. (a)	30,900	4,105,328
Element Financial Corp. (a)	385,600	4,156,612
Fairfax Financial Holdings Ltd.	14,245	7,974,677
Gildan Activewear, Inc. (a)	285,900	8,717,336
Royal Bank of Canada (a)	128,900	7,426,823

		32,380,776
China — 1.6%
Alibaba Group Holding Ltd. — ADR (a)(b)	80,774	6,383,570
Tencent Holdings Ltd.	254,300	5,199,003

		11,582,573
Denmark — 0.9%
Novo Nordisk A/S, Class B	114,800	6,216,832
France — 7.0%
Amundi SA (b)(c)	68,300	3,246,174
AXA SA	252,600	5,923,158
BNP Paribas SA	213,964	10,749,701
Dassault Aviation SA	1,267	1,518,187
Orange SA	723,500	12,634,446
Sanofi	45,000	3,617,819
Unibail-Rodamco SE — REIT	48,200	13,219,132

		50,908,617
Germany — 3.3%
Continental AG	17,754	4,026,791
SAP SE	149,100	11,997,864
Wacker Chemie AG	86,678	7,607,010

		23,631,665
Hong Kong — 1.4%
AIA Group Ltd.	1,760,552	10,007,019
India — 3.0%
Bharti Infratel Ltd.	1,031,359	5,948,423
HDFC Bank Ltd.	602,902	11,441,235
Tata Motors Ltd. — ADR (a)(b)	146,525	4,256,551

		21,646,209
Indonesia — 0.9%
Matahari Department Store Tbk PT	4,950,580	6,850,442
Ireland — 3.6%
Green REIT PLC	4,017,426	6,439,621
Kingspan Group PLC	206,913	5,462,366
Ryanair Holdings PLC — ADR (a)	66,236	5,684,374
Shire PLC — ADR (a)	48,700	8,371,530

		25,957,891
Italy — 3.8%
Atlantia SpA	187,200	5,186,792

Common Stocks	Shares	Value
Italy (continued)
Eni SpA	543,200	$8,203,802
Snam SpA	1,033,200	6,465,802
Telecom Italia SpA (b)(d)	7,398,400	7,974,160

		27,830,556
Japan — 5.9%
FANUC Corp.	24,700	3,825,254
Nintendo Co. Ltd.	40,600	5,771,220
ORIX Corp.	385,800	5,495,032
Panasonic Corp.	359,000	3,251,380
Sony Corp.	261,500	6,723,464
Sumitomo Mitsui Financial Group, Inc.	367,800	11,165,554
Toyota Motor Corp.	118,300	6,274,089

		42,505,993
Mexico — 1.4%
Fomento Economico Mexicano SAB de CV — ADR (a)	102,400	9,862,144
Netherlands — 4.0%
Aalberts Industries NV	121,952	4,223,117
ASML Holding NV	59,900	6,028,015
Koninklijke Philips NV	430,000	12,247,856
Royal Dutch Shell PLC, B Shares	273,719	6,660,869

		29,159,857
New Zealand — 0.6%
Xero Ltd. (b)	433,605	4,620,672
Norway — 1.2%
Statoil ASA	540,800	8,446,408
Peru — 0.7%
Credicorp Ltd.	37,998	4,978,118
Portugal — 0.9%
Galp Energia SGPS SA	528,600	6,637,577
South Africa — 0.9%
Naspers Ltd., N Shares	47,219	6,582,317
South Korea — 1.2%
LG Chem Ltd.	30,400	8,724,532
Spain — 1.3%
Cellnex Telecom SAU (c)	604,240	9,633,473
Sweden — 1.4%
Nordea Bank AB	1,062,636	10,192,704
Switzerland — 7.4%
Adecco SA	74,100	4,820,291
Nestle SA	246,200	18,371,634
Novartis AG	59,200	4,283,235
Roche Holding AG	66,523	16,334,076
UBS Group AG	613,400	9,867,175

		53,676,411

Portfolio Abbreviations
ADR	American Depositary Receipt	GBP	British Pound	REIT	Real Estate Investment Trust
CAD	Canadian Dollar	HKD	Hong Kong Dollar	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	TWD	Taiwan Dollar
DKK	Danish Krone	KRW	Korean Won	USD	US Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

Common Stocks	Shares	Value
Taiwan — 1.9%
Hermes Microvision, Inc.	99,437	$2,838,098
Largan Precision Co. Ltd.	57,000	4,418,020
Taiwan Semiconductor Manufacturing Co. Ltd.	1,248,000	6,224,818

		13,480,936
United Kingdom — 22.6%
AstraZeneca PLC	308,000	17,196,147
BAE Systems PLC	1,995,400	14,554,968
Diageo PLC	349,000	9,410,424
GlaxoSmithKline PLC	315,200	6,380,654
Imperial Brands PLC	209,400	11,593,867
Liberty Global PLC, Class A (a)(b)	276,600	10,649,100
Lloyds Banking Group PLC	10,439,900	10,168,414
Metro Bank PLC (b)	259,026	6,994,067
Nomad Foods Ltd. (b)	602,594	5,429,372
Prudential PLC	324,000	6,029,124
Reckitt Benckiser Group PLC	80,100	7,726,153
SABMiller PLC	281,000	17,162,822
Sophos Group PLC (c)	1,222,500	3,822,578
Unilever PLC	291,600	13,149,003
Vodafone Group PLC	3,085,300	9,803,997
Whitbread PLC	86,053	4,884,884
Worldpay Group PLC (b)(c)	2,246,300	8,849,853

		163,805,427
United States — 1.0%
Samsonite International SA	2,166,600	7,257,155
Total Common Stocks — 85.4%		618,216,108

Investment Companies
United Kingdom — 1.1%
Kennedy Wilson Europe Real Estate PLC	472,339	7,926,482

Preferred Stocks	Shares	Value
China — 0.4%
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 7/28/15, Cost $2,106,332), 0.00% (b)(e)	76,800	2,923,776

Preferred Stocks	Shares	Value
India — 1.8%
Jasper Infotech Private Ltd., Series F (Acquired 5/7/14, cost $2,825,580), 0.00% (b)(e)	398	$$9,871,073
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $1,112,870), 0.00% (b)(e)	132	3,273,823
Total Preferred Stocks — 2.2%		16,068,672
Total Long-Term Investments (Cost — $626,873,338) — 88.7%		642,211,262

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (f)(g)	88,725,661	88,725,661
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.55% (f)(g)(h)	$2,300	2,300,000
Total Short-Term Securities (Cost — $91,025,661) — 12.5%		91,025,661
Total Investments Before Options Written (Cost — $717,898,999*) — 101.2%		733,236,923

Options Written
(Premiums Received — $7,810,122) — (1.2)%		(9,049,346)
Total Investments Net of Options Written — 100.0%		724,187,577
Other Assets Less Liabilities — 0.0%		47,259

Net Assets — 100.0%		$724,234,836

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$722,169,784

Gross unrealized appreciation	$48,789,083
Gross unrealized depreciation	(37,721,944)

Net unrealized appreciation	$11,067,139

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security, or a portion of security, is on loan.

(e)	Restricted security as to resale, excluding 144A securities. As of report date, the Trust held restricted securities with a current value of $16,068,672 and an original cost of $6,044,782 which was 2.2% of its net assets.

(f)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

2	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

Affiliates	Shares/ Beneficial Interest Held at December 31, 2015	Net Activity	Shares/ Beneficial Interest Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	37,105,203	51,620,458	88,725,661	$84,100
BlackRock Liquidity Series, LLC, Money Market Series	$ 2,751,247	$ (451,247)	$ 2,300,000	$15,395	[1]
Total				$99,495

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(g)	Current yield as of period end.

(h)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value		Unrealized Appreciation
267	Mini MSCI EAFE Index Futures	June 2016	USD	21,700,425	$ 31,616
352	Mini MSCI Emerging Markets Index Futures	June 2016	USD	14,676,640	$541,737
Total					$573,353

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Alibaba Group Holding Ltd. — ADR	Call	4/01/16	USD	70.00	34	$(30,855)
Alibaba Group Holding Ltd. — ADR	Call	4/08/16	USD	73.50	97	(54,562)
Alibaba Group Holding Ltd. — ADR	Call	4/15/16	USD	70.00	69	(63,308)
Canadian Pacific Railway Ltd.	Call	4/15/16	CAD	180.00	78	(5,615)
Element Financial Corp.	Call	4/15/16	CAD	16.00	625	(5,775)
Element Financial Corp.	Call	4/15/16	CAD	17.00	1,050	(8,085)
Fomento Economico Mexicano SAB de CV — ADR	Call	4/15/16	USD	95.00	435	(114,188)
Gildan Activewear, Inc.	Call	4/15/16	CAD	34.00	520	(226,218)
Gildan Activewear, Inc.	Call	4/15/16	CAD	36.00	520	(147,141)
Liberty Global PLC, Class A	Call	4/15/16	USD	40.00	360	(14,400)
MSCI EAFE Index	Call	4/15/16	USD	1,650.00	32	(45,760)
MSCI EAFE Index	Call	4/15/16	USD	1,675.00	40	(18,400)
MSCI Emering Markets Index	Call	4/15/16	USD	800.00	48	(189,600)
MSCI Emering Markets Index	Call	4/15/16	USD	815.00	15	(40,950)
MSCI Emering Markets Index	Call	4/15/16	USD	825.00	50	(100,750)
Royal Bank of Canada	Call	4/15/16	CAD	72.00	338	(81,979)
Ryanair Holdings PLC — ADR	Call	4/15/16	USD	85.00	100	(19,250)
Tata Motors Ltd. — ADR	Call	4/22/16	USD	27.50	250	(53,750)
Alibaba Group Holding Ltd. — ADR	Call	4/29/16	USD	75.50	119	(59,798)
Alibaba Group Holding Ltd. — ADR	Call	5/20/16	USD	80.00	98	(32,830)
Canadian Pacific Railway Ltd.	Call	5/20/16	CAD	185.00	77	(15,444)
Element Financial Corp.	Call	5/20/16	CAD	16.00	330	(4,065)
Fomento Economico Mexicano SAB de CV — ADR	Call	5/20/16	USD	100.00	125	(18,438)
Gildan Activewear, Inc.	Call	5/20/16	CAD	40.00	460	(45,867)
MSCI EAFE Index	Call	5/20/16	USD	1,685.00	10	(14,550)
MSCI EAFE Index	Call	5/20/16	USD	1,695.00	10	(11,200)
MSCI Emering Markets Index	Call	5/20/16	USD	850.00	35	(64,925)
Royal Bank of Canada	Call	5/20/16	CAD	78.00	338	(11,061)
Shire PLC — ADR	Call	5/20/16	USD	175.00	127	(118,110)
Total						$(1,616,874)

MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Sumitomo Mitsui Financial Group, Inc.	Call	JPMorgan Chase Bank N.A.	4/01/16	JPY	4,237.61	80,000	$—
AIA Group Ltd.	Call	UBS AG	4/05/16	HKD	39.90	354,000	(191,366)
Anheuser-Busch InBev SA	Call	Credit Suisse International	4/05/16	EUR	113.20	33,000	(4,740)
AstraZeneca PLC	Call	Credit Suisse International	4/05/16	GBP	44.47	39,000	(1)
Cellnex Telecom SAU	Call	Credit Suisse International	4/05/16	EUR	15.17	22,000	(79)
Galp Energia SGPS SA	Call	Credit Suisse International	4/05/16	EUR	10.99	107,000	(32,223)
Kingspan Group PLC	Call	Morgan Stanley & Co. International PLC	4/05/16	EUR	23.59	15,000	(3,054)
LG Chem Ltd.	Call	Morgan Stanley & Co. International PLC	4/05/16	KRW	312,928.86	7,200	(99,821)
Lloyds Banking Group PLC	Call	Morgan Stanley & Co. International PLC	4/05/16	GBP	0.65	1,227,000	(56,937)
Naspers Ltd., N Shares	Call	UBS AG	4/05/16	ZAR	1,876.49	4,100	(52,380)
Nestle SA	Call	Credit Suisse International	4/05/16	CHF	70.97	23,000	(23,778)
Roche Holding AG	Call	Bank of America N.A.	4/05/16	CHF	257.50	17,300	(1)
Samsonite International SA	Call	Bank of America N.A.	4/05/16	HKD	22.17	234,000	(114,983)
Sony Corp.	Call	Morgan Stanley & Co. International PLC	4/05/16	JPY	2,803.66	35,000	(33,396)
Telecom Italia SpA	Call	UBS AG	4/05/16	EUR	0.89	750,000	(49,727)
Eni SpA	Call	Deutsche Bank AG	4/06/16	EUR	13.17	150,000	(44,031)
Kingspan Group PLC	Call	Credit Suisse International	4/06/16	EUR	21.18	10,000	(24,686)
Koninklijke Philips NV	Call	Deutsche Bank AG	4/06/16	EUR	24.82	154,200	(75,201)
Sanofi	Call	UBS AG	4/06/16	EUR	74.32	17,500	(370)
Unibail-Rodamco SE — REIT	Call	Morgan Stanley & Co. International PLC	4/06/16	EUR	238.66	5,400	(24,727)
Unibail-Rodamco SE — REIT	Call	UBS AG	4/06/16	EUR	233.73	7,700	(69,849)
Aalberts Industries NV	Call	Morgan Stanley & Co. International PLC	4/07/16	EUR	29.35	16,000	(21,201)
Cellnex Telecom SAU	Call	Credit Suisse International	4/07/16	EUR	14.75	65,000	(2,431)
Imperial Brands PLC	Call	Deutsche Bank AG	4/07/16	GBP	37.48	20,000	(35,648)
Prudential PLC	Call	UBS AG	4/07/16	GBP	12.44	21,000	(14,885)
Ryanair Holdings PLC — ADR	Call	Morgan Stanley & Co. International PLC	4/07/16	USD	77.90	14,000	(117,946)
Taiwan Semiconductor Manufacturing Co. Ltd.	Call	Citibank N.A.	4/07/16	TWD	153.51	304,000	(80,226)
Worldpay Group PLC	Call	Morgan Stanley & Co. International PLC	4/07/16	GBP	2.94	181,700	(1,742)
Novartis AG	Call	Bank of America N.A.	4/08/16	CHF	74.64	30,600	(129)
Novo Nordisk A/S, Class B	Call	Credit Suisse International	4/08/16	DKK	349.01	53,800	(86,942)
Orange SA	Call	Citibank N.A.	4/08/16	EUR	16.56	122,000	(5,007)
Credicorp Ltd.	Call	Morgan Stanley & Co. International PLC	4/11/16	USD	113.10	11,900	(213,617)
AIA Group Ltd.	Call	UBS AG	4/12/16	HKD	40.28	354,000	(174,766)
ASML Holding NV	Call	UBS AG	4/12/16	EUR	78.67	31,400	(349,361)
AstraZeneca PLC	Call	Credit Suisse International	4/12/16	GBP	40.94	42,000	(2,577)
Eni SpA	Call	UBS AG	4/12/16	EUR	12.42	75,000	(76,897)
Naspers Ltd., N Shares	Call	Morgan Stanley & Co. International PLC	4/12/16	ZAR	1,896.41	4,100	(49,778)
Nestle SA	Call	Credit Suisse International	4/12/16	CHF	71.67	23,000	(3,287)
Nordea Bank AB	Call	Morgan Stanley & Co. International PLC	4/12/16	SEK	88.69	73,000	(40)
Telecom Italia SpA	Call	UBS AG	4/12/16	EUR	0.90	750,000	(51,973)
Anheuser-Busch InBev SA	Call	Goldman Sachs International	4/13/16	EUR	109.04	2,200	(4,649)
Atlantia SpA	Call	Credit Suisse International	4/13/16	EUR	24.67	30,000	(8,646)
AXA SA	Call	Morgan Stanley & Co. International PLC	4/13/16	EUR	21.08	126,700	(33,024)
Delhaize Group	Call	Goldman Sachs International	4/13/16	EUR	96.33	1,600	(225)
Diageo PLC	Call	Morgan Stanley & Co. International PLC	4/13/16	GBP	19.12	89,000	(17,272)
Fairfax Financial Holdings Ltd.	Call	Citibank N.A.	4/13/16	CAD	742.43	4,100	(22,271)
Kingspan Group PLC	Call	Morgan Stanley & Co. International PLC	4/13/16	EUR	23.66	10,000	(3,759)
Reckitt Benckiser Group PLC	Call	Goldman Sachs International	4/13/16	GBP	66.44	17,500	(34,920)
Sanofi	Call	Morgan Stanley & Co. International PLC	4/13/16	EUR	75.08	17,500	(1,286)
Statoil ASA	Call	Citibank N.A.	4/13/16	NOK	124.61	49,500	(49,527)
Toyota Motor Corp.	Call	Bank of America N.A.	4/13/16	JPY	6,009.21	60,000	(57,342)
Unibail-Rodamco SE — REIT	Call	Credit Suisse International	4/13/16	EUR	239.19	11,900	(66,533)
Unilever PLC	Call	UBS AG	4/13/16	GBP	31.80	91,100	(44,516)
GlaxoSmithKline PLC	Call	UBS AG	4/14/16	GBP	14.17	15,420	(3,638)
Largan Precision Co. Ltd.	Call	Goldman Sachs International	4/14/16	TWD	2,504.10	13,000	(45,858)
Royal Dutch Shell PLC, B Shares	Call	Credit Suisse International	4/14/16	GBP	17.04	62,000	(24,238)
Sony Corp.	Call	Morgan Stanley & Co. International PLC	4/14/16	JPY	2,830.88	35,000	(36,181)
Taiwan Semiconductor Manufacturing Co. Ltd.	Call	JPMorgan Chase Bank N.A.	4/14/16	TWD	153.52	46,000	(12,162)
Vodafone Group PLC	Call	Morgan Stanley & Co. International PLC	4/14/16	GBP	2.15	662,000	(78,173)
Worldpay Group PLC	Call	UBS AG	4/14/16	GBP	3.22	146,000	(247)

4	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Anheuser-Busch InBev SA	Call	Citibank N.A.	4/20/16	EUR	108.81	15,000	$(41,112)
Atlantia SpA	Call	Credit Suisse International	4/20/16	EUR	24.79	30,000	(10,019)
Atlantia SpA	Call	Deutsche Bank AG	4/20/16	EUR	24.99	7,400	(1,929)
BAE Systems PLC	Call	Goldman Sachs International	4/20/16	GBP	5.07	186,000	(25,900)
BAE Systems PLC	Call	UBS AG	4/20/16	GBP	4.99	300,000	(62,309)
Continental AG	Call	Deutsche Bank AG	4/20/16	EUR	186.50	4,500	(73,040)
Delhaize Group	Call	UBS AG	4/20/16	EUR	96.67	17,000	(4,983)
Diageo PLC	Call	Deutsche Bank AG	4/20/16	GBP	19.34	87,000	(17,192)
Eni SpA	Call	UBS AG	4/20/16	EUR	12.30	75,000	(89,360)
Galp Energia SGPS SA	Call	Morgan Stanley & Co. International PLC	4/20/16	EUR	10.42	45,000	(41,548)
Lloyds Banking Group PLC	Call	Deutsche Bank AG	4/20/16	GBP	0.71	1,595,000	(1,100)
Nestle SA	Call	Morgan Stanley & Co. International PLC	4/20/16	CHF	71.57	82,000	(19,605)
Nordea Bank AB	Call	Morgan Stanley & Co. International PLC	4/20/16	SEK	89.97	71,500	(447)
Orange SA	Call	Citibank N.A.	4/20/16	EUR	72.26	37,000	(29,768)
Prudential PLC	Call	Credit Suisse International	4/20/16	GBP	13.62	144,900	(15,130)
Reckitt Benckiser Group PLC	Call	Goldman Sachs International	4/20/16	GBP	66.44	17,500	(24,998)
Snam SpA	Call	Credit Suisse International	4/20/16	EUR	4.99	265,200	(156,291)
Sony Corp.	Call	Bank of America N.A.	4/20/16	JPY	2,874.26	25,000	(22,685)
Taiwan Semiconductor Manufacturing Co. Ltd.	Call	JPMorgan Chase Bank N.A.	4/20/16	TWD	154.53	304,000	(71,711)
Telecom Italia SpA	Call	Citibank N.A.	4/20/16	EUR	0.97	1,329,000	(44,896)
UBS Group AG	Call	UBS AG	4/20/16	CHF	16.98	72,000	(2,059)
Whitbread PLC	Call	UBS AG	4/20/16	GBP	40.96	24,300	(10,278)
Worldpay Group PLC	Call	Morgan Stanley & Co. International PLC	4/20/16	GBP	3.16	338,300	(2,798)
Aalberts Industries NV	Call	UBS AG	4/21/16	EUR	30.46	22,000	(9,724)
BNP Paribas SA	Call	Morgan Stanley & Co. International PLC	4/21/16	EUR	46.02	51,600	(32,580)
Cellnex Telecom SAU	Call	Morgan Stanley & Co. International PLC	4/21/16	EUR	14.72	77,500	(12,176)
Largan Precision Co. Ltd.	Call	Goldman Sachs International	4/21/16	TWD	2,689.96	15,000	(33,676)
LG Chem Ltd.	Call	Goldman Sachs International	4/21/16	KRW	307,060.00	7,500	(163,565)
ORIX Corp.	Call	Bank of America N.A.	4/21/16	JPY	1,631.50	99,000	(32,326)
Panasonic Corp.	Call	JPMorgan Chase Bank N.A.	4/21/16	JPY	1,010.71	91,000	(32,427)
Samsonite International SA	Call	JPMorgan Chase Bank N.A.	4/21/16	HKD	23.84	195,000	(56,946)
Tencent Holdings Ltd.	Call	Bank of America N.A.	4/21/16	HKD	150.69	70,000	(76,955)
UBS Group AG	Call	UBS AG	4/21/16	CHF	16.66	176,000	(10,543)
Amundi SA	Call	Credit Suisse International	4/26/16	EUR	42.64	17,900	(28,175)
AstraZeneca PLC	Call	Credit Suisse International	4/26/16	GBP	39.54	11,500	(9,166)
AstraZeneca PLC	Call	Credit Suisse International	4/26/16	GBP	42.67	35,000	(1,556)
Atlantia SpA	Call	Credit Suisse International	4/26/16	EUR	24.91	30,000	(11,109)
BAE Systems PLC	Call	Deutsche Bank AG	4/26/16	GBP	5.10	186,000	(9,228)
BNP Paribas SA	Call	Goldman Sachs International	4/26/16	EUR	47.54	56,000	(18,824)
Dassault Aviation SA	Call	Credit Suisse International	4/26/16	EUR	1,035.87	300	(18,475)
Dassault Aviation SA	Call	Morgan Stanley & Co. International PLC	4/26/16	EUR	1,067.54	290	(12,806)
Diageo PLC	Call	Deutsche Bank AG	4/26/16	GBP	19.43	87,000	(18,101)
Hermes Microvision, Inc.	Call	Goldman Sachs International	4/26/16	TWD	920.12	25,000	(53,080)
Lloyds Banking Group PLC	Call	Morgan Stanley & Co. International PLC	4/26/16	GBP	0.69	1,218,000	(5,354)
Naspers Ltd., N Shares	Call	Deutsche Bank AG	4/26/16	ZAR	1,915.73	16,500	(207,962)
Nintendo Co. Ltd.	Call	JPMorgan Chase Bank N.A.	4/26/16	JPY	16,614.00	6,000	(21,357)
Nordea Bank AB	Call	Morgan Stanley & Co. International PLC	4/26/16	SEK	91.75	274,800	(2,007)
Reckitt Benckiser Group PLC	Call	Goldman Sachs International	4/26/16	GBP	67.49	6,000	(6,785)
Sony Corp.	Call	Morgan Stanley & Co. International PLC	4/26/16	JPY	2,858.10	35,000	(38,670)
Sumitomo Mitsui Financial Group, Inc.	Call	BNP Paribas S.A.	4/26/16	JPY	3,616.23	30,000	(15,391)
UBS Group AG	Call	UBS AG	4/26/16	CHF	17.07	72,000	(2,658)
Wacker Chemie AG	Call	Morgan Stanley & Co. International PLC	4/26/16	EUR	68.57	23,000	(241,915)
Worldpay Group PLC	Call	Morgan Stanley & Co. International PLC	4/26/16	GBP	3.11	124,000	(2,607)
Adecco SA	Call	UBS AG	4/27/16	CHF	58.90	15,000	(61,653)
Delhaize Group	Call	Morgan Stanley & Co. International PLC	4/27/16	EUR	95.99	19,000	(11,112)
FANUC Corp.	Call	Bank of America N.A.	4/27/16	JPY	18,424.38	10,000	(34,408)
Kingspan Group PLC	Call	Credit Suisse International	4/27/16	EUR	24.57	10,000	(2,196)
Sophos Group PLC	Call	Morgan Stanley & Co. International PLC	4/27/16	GBP	2.25	60,000	(8,501)
Tencent Holdings Ltd.	Call	Bank of America N.A.	4/27/16	HKD	155.08	30,800	(22,927)
Credicorp Ltd.	Call	Morgan Stanley & Co. International PLC	4/28/16	USD	113.10	11,900	(213,129)
Imperial Brands PLC	Call	Citibank N.A.	4/28/16	GBP	38.52	20,000	(27,825)
Orange SA	Call	Citibank N.A.	4/28/16	EUR	16.56	122,000	(31,251)

MARCH 31, 2016	5

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
SAP SE	Call	Morgan Stanley & Co. International PLC	4/28/16	EUR	73.50	38,100	$(21,647)
Snam SpA	Call	Goldman Sachs International	4/28/16	EUR	5.19	264,500	(101,196)
Statoil ASA	Call	Credit Suisse International	4/28/16	NOK	135.92	14,500	(8,906)
MSCI EAFE Index	Call	JPMorgan Chase Bank N.A.	4/29/16	USD	1,660.00	4,000	(58,120)
MSCI Emering Markets Index	Call	Goldman Sachs International	4/29/16	USD	825.00	2,500	(64,511)
Ryanair Holdings PLC — ADR	Call	Citibank N.A.	4/29/16	USD	85.94	10,000	(19,849)
Imperial Brands PLC	Call	Deutsche Bank AG	5/03/16	GBP	37.52	64,500	(154,910)
Roche Holding AG	Call	UBS AG	5/03/16	CHF	258.25	17,000	(5,219)
Cellnex Telecom SAU	Call	Bank of America N.A.	5/04/16	EUR	15.21	66,000	(8,867)
Continental AG	Call	Deutsche Bank AG	5/04/16	EUR	186.50	4,500	(66,332)
Galp Energia SGPS SA	Call	Morgan Stanley & Co. International PLC	5/04/16	EUR	10.82	71,800	(56,682)
GlaxoSmithKline PLC	Call	Goldman Sachs International	5/04/16	GBP	14.19	75,000	(30,195)
Kingspan Group PLC	Call	Morgan Stanley & Co. International PLC	5/04/16	EUR	22.80	30,000	(48,656)
Nordea Bank AB	Call	Deutsche Bank AG	5/04/16	SEK	91.42	137,800	(2,435)
Royal Dutch Shell PLC, B Shares	Call	Goldman Sachs International	5/04/16	GBP	16.74	75,000	(71,824)
Samsonite International SA	Call	JPMorgan Chase Bank N.A.	5/04/16	HKD	23.84	195,000	(59,924)
Tencent Holdings Ltd.	Call	Bank of America N.A.	5/04/16	HKD	155.84	30,800	(23,231)
Worldpay Group PLC	Call	UBS AG	5/05/16	GBP	2.85	363,000	(44,025)
FANUC Corp.	Call	Bank of America N.A.	5/06/16	JPY	18,514.25	10,000	(41,666)
Aalberts Industries NV	Call	UBS AG	5/10/16	EUR	30.60	25,000	(19,278)
Adecco SA	Call	Credit Suisse International	5/10/16	CHF	64.94	27,000	(6,946)
AIA Group Ltd.	Call	Bank of America N.A.	5/10/16	HKD	43.51	193,000	(36,141)
Amundi SA	Call	Bank of America N.A.	5/10/16	EUR	42.89	17,900	(34,520)
AstraZeneca PLC	Call	Credit Suisse International	5/10/16	GBP	41.35	42,000	(17,007)
BAE Systems PLC	Call	Citibank N.A.	5/10/16	GBP	5.19	334,000	(15,100)
Hermes Microvision, Inc.	Call	UBS AG	5/10/16	TWD	937.30	25,000	(59,853)
Kingspan Group PLC	Call	Morgan Stanley & Co. International PLC	5/10/16	EUR	23.60	17,000	(14,007)
Koninklijke Philips NV	Call	Deutsche Bank AG	5/10/16	EUR	24.53	66,000	(86,174)
Lloyds Banking Group PLC	Call	Credit Suisse International	5/10/16	GBP	0.70	484,000	(5,702)
Lloyds Banking Group PLC	Call	Morgan Stanley & Co. International PLC	5/10/16	GBP	0.69	1,218,000	(26,923)
Nintendo Co. Ltd.	Call	Bank of America N.A.	5/10/16	JPY	17,640.00	15,000	(57,856)
ORIX Corp.	Call	Bank of America N.A.	5/10/16	JPY	1,631.50	99,000	(48,487)
Panasonic Corp.	Call	Bank of America N.A.	5/10/16	JPY	1,009.64	91,000	(42,988)
Sony Corp.	Call	Goldman Sachs International	5/10/16	JPY	2,948.89	5,500	(5,347)
Sophos Group PLC	Call	Goldman Sachs International	5/10/16	GBP	2.28	60,000	(9,851)
Telecom Italia SpA	Call	Citibank N.A.	5/10/16	EUR	0.99	1,225,000	(51,798)
Wacker Chemie AG	Call	Bank of America N.A.	5/10/16	EUR	78.75	22,400	(58,731)
Anheuser-Busch InBev SA	Call	UBS AG	5/11/16	EUR	106.38	9,300	(36,483)
Cellnex Telecom SAU	Call	Goldman Sachs International	5/11/16	EUR	14.72	80,800	(24,667)
Samsonite International SA	Call	JPMorgan Chase Bank N.A.	5/11/16	HKD	22.81	261,000	(111,423)
Statoil ASA	Call	Morgan Stanley & Co. International PLC	5/11/16	NOK	134.84	119,000	(108,538)
Worldpay Group PLC	Call	Credit Suisse International	5/11/16	GBP	2.82	82,000	(5,993)
Fairfax Financial Holdings Ltd.	Call	Morgan Stanley & Co. International PLC	5/12/16	CAD	732.65	3,700	(50,628)
Liberty Global PLC, Class A	Call	Bank of America N.A.	5/12/16	USD	41.14	36,000	(22,749)
Unilever PLC	Call	UBS AG	5/12/16	GBP	31.72	58,700	(52,050)
Vodafone Group PLC	Call	Deutsche Bank AG	5/12/16	GBP	2.20	142,500	(14,635)
Vodafone Group PLC	Call	Morgan Stanley & Co. International PLC	5/12/16	GBP	2.21	350,000	(33,589)
Cellnex Telecom SAU	Call	Goldman Sachs International	5/18/16	EUR	15.12	21,000	(4,792)
Galp Energia SGPS SA	Call	UBS AG	5/18/16	EUR	11.67	67,000	(28,681)
GlaxoSmithKline PLC	Call	Goldman Sachs International	5/18/16	GBP	14.19	75,000	(27,807)
Kingspan Group PLC	Call	Morgan Stanley & Co. International PLC	5/18/16	EUR	22.86	11,800	(16,161)
Samsonite International SA	Call	Goldman Sachs International	5/18/16	HKD	25.81	227,400	(37,821)
Statoil ASA	Call	Deutsche Bank AG	5/18/16	NOK	135.86	111,000	(46,054)
Whitbread PLC	Call	UBS AG	5/18/16	GBP	39.11	21,000	(49,618)
Orange SA	Call	Deutsche Bank AG	5/19/16	EUR	16.02	132,000	(63,992)
Liberty Global PLC, Class A	Call	Bank of America N.A.	5/26/16	USD	41.14	36,000	(33,918)
Kingspan Group PLC	Call	Credit Suisse International	6/01/16	EUR	22.57	10,000	(17,057)
Vodafone Group PLC	Call	Citibank N.A.	6/07/16	GBP	2.22	542,400	(58,338)
Total							$(7,432,472)

6	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$21,639,804	—	$21,639,804
Canada	$32,380,776	—	—	32,380,776
China	6,383,570	5,199,003	—	11,582,573
Denmark	—	6,216,832	—	6,216,832
France	—	50,908,617	—	50,908,617
Germany	—	23,631,665	—	23,631,665
Hong Kong	—	10,007,019	—	10,007,019
India	4,256,551	17,389,658	—	21,646,209
Indonesia	—	6,850,442	—	6,850,442
Ireland	19,518,270	6,439,621	—	25,957,891
Italy	—	27,830,556	—	27,830,556
Japan	—	42,505,993	—	42,505,993
Mexico	9,862,144	—	—	9,862,144
Netherlands	—	29,159,857	—	29,159,857
New Zealand	—	4,620,672	—	4,620,672
Norway	—	8,446,408	—	8,446,408
Peru	4,978,118	—	—	4,978,118
Portugal	—	6,637,577	—	6,637,577
South Africa	—	6,582,317	—	6,582,317
South Korea	—	8,724,532	—	8,724,532
Spain	—	9,633,473	—	9,633,473
Sweden	—	10,192,704	—	10,192,704
Switzerland	—	53,676,411	—	53,676,411
Taiwan	—	13,480,936	—	13,480,936
United Kingdom	23,072,539	140,732,888	—	163,805,427
United States	—	7,257,155	—	7,257,155
Investment Companies	—	7,926,482	—	7,926,482
Preferred Stocks	—	—	$16,068,672	16,068,672
Short-Term Securities	88,725,661	2,300,000	—	91,025,661

Total	$189,177,629	$527,990,622	$16,068,672	$733,236,923

MARCH 31, 2016	7

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(1,616,874)	$(7,432,472)	—	$(9,049,346)

[1] Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$6,706,230	—	—	$6,706,230
Cash pledged as collateral for OTC derivatives	6,232,619	—	—	6,232,619
Cash pledged as collateral for exchange-traded options written	5,396,000	—	—	5,396,000
Liabilities:
Bank overdraft	—	$(276,644)	—	(276,644)
Collateral on securities loaned at value	—	(2,300,000)	—	(2,300,000)

Total	$18,334,849	$(2,576,644)	—	$15,758,205

	Transfers into Level 1[1]	Transfers out of Level 1[2]	Transfers into Level 2[2]	Transfers out of Level 2[1]
Assets:
Long-Term Investments:
Common Stocks	$5,581,551	$(52,884,658)	$52,884,658	$(5,581,551)

[1] Systematic Fair Value Prices were not utilized at period end for these investments.
[2] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

		Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of December 31, 2015		$4,465,011	$15,504,609	$19,969,620
Transfers into Level 3		—	—	—
Transfers out of Level 3		(4,465,011)	—	(4,465,011)
Accrued discounts/premiums		—	—	—
Net realized gain (loss)		—	206,787	206,787
Net change in unrealized appreciation/depreciation[1,2]		—	357,276	357,276
Purchases		—	2,618,793	2,618,793
Sales		—	(2,618,793)	(2,618,793)
Closing Balance, as of March 31, 2016		—	$16,068,672	$16,068,672
Net change in unrealized appreciation/depreciation on investments still held at March 31, 2016[2]		—	$357,276	$357,276

[1]	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

8	MARCH 31, 2016

Schedule of Investments (concluded)	BlackRock International Growth and Income Trust (BGY)

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$16,068,672	Market Comparables	Priced to new financing round	—
		Probability-Weighted Expected Return Model	Discount Rate[2]	25.00%
			IPO Exit Probability[1]	70.00%
			Merger and Acquisition Probability[1]	25.00%
			Revenue Growth Rate[1]	86.00%
			Revenue Multiple[1]	1.85x-3.20x
			Time to Exit[2]	1-3 years
Total	$16,068,672

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

MARCH 31, 2016	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Growth and Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date:	May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Growth and Income Trust

Date:	May 23, 2016